COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Future minimum capital expenditures on construction in progress	$ 5	$ 5
Future minimum capital expenditures on expected amount	$ 5